Fees Summary	Nov. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 84,772,143.00
Previously Paid Amount	0.00
Total Fee Amount	12,978.62
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 12,978.62
Narrative - Max Aggregate Offering Price	$ 84,772,143.00
Final Prospectus	true